T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
May 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 82.7% (1)
Aerospace & Defense 0.6%
Peraton, FRN, 1M USD LIBOR +
3.75%, 4.81%, 2/1/28  105 101
Peraton, FRN, 1M USD LIBOR +
7.75%, 8.594%, 2/1/29  63 61
Spirit AeroSystems, FRN, 1M USD
LIBOR + 3.75%, 4.81%, 1/15/25  30 29
191
Airlines 3.5%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 5.813%, 4/20/28  200 199
Air Canada, FRN, 1M USD LIBOR +
3.50%, 4.25%, 8/11/28  120 117
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 2.773%, 6/27/25  40 36
American Airlines, FRN, 3M USD
LIBOR + 2.00%, 2.84%, 12/15/23  35 34
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  360 365
United Airlines, FRN, 1M USD LIBOR +
3.75%, 4.711%, 4/21/28  297 289
1,040
Automotive 2.6%
American Auto Auction Group, FRN,
1M TSFR + 5.00%, 5.801%, 12/30/27  105 99
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 5.345%, 4/6/28  114 108
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 4.723%, 10/4/28  65 61
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 3.517%, 12/17/28 (2) 70 67
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 11/2/27  89 86
Mavis Tire Express Services Topco,
FRN, 1M USD LIBOR + 4.00%, 5.00%,
5/4/28  167 160
Tenneco, FRN, 3M USD LIBOR +
3.00%, 4.06%, 10/1/25  110 104
TI Group Automotive Systems, FRN,
1M USD LIBOR + 3.25%, 4.256%,
12/16/26  49 46
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 2/5/26 (3) 60 57
788
Broadcasting 2.9%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 4.738%,
8/21/26  196 179
EW Scripps, FRN, 1M USD LIBOR +
2.75%, 3.81%, 1/7/28 (3) 126 122
Gray Television, FRN, 1M USD LIBOR
+ 3.00%, 3.80%, 12/1/28 (3) 165 160
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 4.31%, 5/1/26  96 91
NEP Group, FRN, 3M USD LIBOR +
3.25%, 4.31%, 10/20/25  48 46
NEP Group, FRN, 3M USD LIBOR +
7.00%, 8.06%, 10/19/26  60 55
Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 4.31%, 3/15/26  60 58
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 4.31%, 5/6/28  120 115
Univision Communications, FRN, 3M
USD LIBOR + 2.75%, 3.81%, 3/15/24  54 53
879
Building Products 1.5%
Chariot Buyer, FRN, 1M USD LIBOR +
3.50%, 4.506%, 11/3/28  140 131
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.75%, 4.81%, 11/23/27  69 63
Hunter Douglas, FRN, 1M TSFR +
3.50%, 4.842%, 2/9/29  150 135
Specialty Building Products Holdings,
FRN, 1M USD LIBOR + 3.75%,
4.678%, 10/15/28  120 112
441
Cable Operators 0.6%
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 6.06%, 8/2/27  198 191
191
Chemicals 0.9%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 8.724%,
11/24/28  70 68
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 3.50%, 4.383%, 10/2/28 (4) 65 62
Eco Services Operations, FRN, 1M
USD LIBOR + 2.50%, 3.739%, 6/9/28  10 10
Nouryon USA, FRN, 1M USD LIBOR +
3.00%, 10/1/25 (3) 25 24
Vibrantz Technologies, FRN, 3M TSFR
+ 4.79%, 5.287%, 2/2/92  70 62
WR Grace Holdings, FRN, 1M USD
LIBOR + 3.75%, 4.813%, 9/22/28  50 49
275
Consumer Products 1.9%
ABG Intermediate Holdings 2, FRN, 1M
TSFR + 6.00%, 6.801%, 1/31/30  25 24
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 3.25%, 4.31%, 9/27/24  93 91
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 3.50%, 4.00%, 1/31/29  25 24
Amer Sports Holding, FRN, 3M
EURIBOR + 4.25%, 4.25%, 3/30/26
(EUR)  135 139
Life Time, FRN, 1M USD LIBOR +
4.75%, 6.325%, 12/16/24 (3) 119 117
Olaplex, FRN, 1M TSFR + 3.75%,
4.799%, 2/16/29 (2) 55 53
Peloton Interactive, FRN, 1M TSFR +
6.50%, 5/17/27 (3) 25 24
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 9.00%, 3/22/26 (2) 40 38
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 9.506%, 12/30/26 (2) 59 57
567

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Container 1.4%
Charter Next Generation, FRN, 1M
USD LIBOR + 3.75%, 4.81%, 12/1/27  366 352
Proampac PG Borrower, FRN, 1M USD
LIBOR + 3.75%, 5.008%, 11/3/25  64 61
413
Energy 4.0%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.31%, 6/24/24  118 116
BCP Raptor II, FRN, 3M USD LIBOR +
4.75%, 5.81%, 11/3/25 (3) 315 311
Citgo Holding, FRN, 1M USD LIBOR +
7.00%, 8.00%, 8/1/23  137 134
CITGO Petroleum, FRN, 1M USD
LIBOR + 6.25%, 7.25%, 3/28/24  49 49
Lucid Energy Group II Borrower, FRN,
1M USD LIBOR + 4.25%, 5.256%,
11/24/28  233 225
Medallion Midland Acquisition, FRN,
1M USD LIBOR + 3.75%, 4.81%,
10/18/28  183 177
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 5.81%, 3/11/26  141 134
Southwestern Energy, FRN, 1M TSFR
+ 2.50%, 3.00%, 6/22/27  45 44
1,190
Entertainment & Leisure 1.9%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 3.80%, 3/10/28 (2) 89 86
AMC Entertainment Holdings, FRN, 3M
USD LIBOR + 3.00%, 3.844%, 4/22/26  99 87
Dorna Sports, FRN, 3M EURIBOR +
3.75%, 2/3/29 (EUR) (3) 35 36
Pug, FRN, 1M USD LIBOR + 4.25%,
5.31%, 2/13/27 (2) 80 77
SMG U.S. Midco 2, FRN, 1M USD
LIBOR + 2.50%, 3.56%, 1/23/25 (3) 55 53
UFC Holdings, FRN, 1M USD LIBOR +
2.75%, 3.50%, 4/29/26  157 152
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 3.81%, 5/18/25  68 65
556
Financial 7.1%
Acrisure, FRN, 1M USD LIBOR +
3.75%, 4.81%, 2/15/27  114 110
Acrisure, FRN, 1M USD LIBOR +
4.25%, 5.31%, 2/15/27  60 58
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 5.56%, 7/31/26  100 96
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.00%, 5/9/25 (3) 60 58
Allspring Buyer, FRN, 1M USD LIBOR
+ 3.25%, 4.313%, 11/1/28  130 126
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 4.461%, 3/11/28 (2) 34 32
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 5.31%, 10/1/25  164 157
Par/Shares $ Value
(Amounts in 000s)
‡
Armor Holdco, FRN, 1M USD LIBOR +
4.50%, 5.203%, 12/11/28  75 74
AssuredPartners, FRN, 1M TSFR +
3.50%, 4.534%, 2/13/27  60 57
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 4.56%, 2/12/27  117 112
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.50%, 4.534%, 5/2/29 (2) 55 53
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 5.395%, 8/9/26 (2) 49 47
Deerfield Dakota Holding, FRN, 1M
TSFR + 3.75%, 4.784%, 4/9/27  134 128
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 4.81%, 2/24/25  29 28
Hightower Holding, FRN, 1M USD
LIBOR + 4.00%, 5.098%, 4/21/28  114 106
Howden Group Holdings, FRN,
1M USD LIBOR + 3.25%, 4.313%,
11/12/27  134 129
HUB International, FRN, 1M USD
LIBOR + 3.25%, 4.348%, 4/25/25  246 238
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 6.063%, 3/27/28 (CAD)  109 82
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 6.45%, 3/27/28 (CAD) (4) 35 26
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
7.50%, 9.313%, 3/26/29 (CAD)  65 49
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 7.095%, 11/5/29  115 111
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.00%, 3.80%, 9/1/27  143 140
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 4.31%,
7/26/26 (2) 30 29
Superannuation & Investments U.S.,
FRN, 1M USD LIBOR + 3.75%, 4.81%,
12/1/28  85 81
2,127
Food 2.5%
Naked Juice, FRN, 1M TSFR + 6.00%,
6.751%, 1/20/30  140 134
Naked Juice, FRN, 3M TSFR + 3.25%,
4.001%, 1/20/29  50 49
Primary Products Finance, FRN, 1M
USD LIBOR + 4.00%, 4.50%, 10/22/28  115 113
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 4.506%, 3/31/28  139 128
Whole Earth Brands, FRN, 1M USD
LIBOR + 4.50%, 5.51%, 2/5/28  54 51
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 4.678%, 12/21/27 (2) 134 128
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 8.178%, 12/21/28  145 143
746
Gaming 1.7%
Aristocrat Technologies, FRN, 1M
TSFR + 1.50%, 5/4/29 (3) 30 30

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Caesars Resort Collection, FRN, 1M
USD LIBOR + 3.50%, 4.56%, 7/21/25  40 39
Caesars Resort Collection, FRN, 3M
USD LIBOR + 2.75%, 3.81%, 12/23/24  70 68
Enterprise Development Authority,
FRN, 1M USD LIBOR + 4.25%, 5.31%,
2/28/28  169 164
Great Canadian Gaming, FRN, 1M
USD LIBOR + 4.00%, 4.934%, 11/1/26  50 49
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 5.31%, 12/11/28  73 71
Scientific Games Holdings, FRN, 1M
TSFR + 3.50%, 4.467%, 2/4/29  70 67
Scientific Games International, FRN,
1M TSFR + 3.00%, 3.882%, 4/7/29  35 34
522
Health Care 15.9%
ADMI, FRN, 1M USD LIBOR + 3.50%,
4.56%, 12/23/27  45 42
AthenaHealth Group, FRN, 1M TSFR +
3.50%, 4.363%, 1/27/29 (3)(4) 330 314
Auris Luxembourg III, FRN, 3M USD
LIBOR + 3.75%, 5.574%, 2/27/26  114 107
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 4.988%, 7/24/26  74 72
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 4.14%, 5/5/27  105 101
Bausch Health, FRN, 1M TSFR +
5.25%, 1/27/27 (3) 65 59
CAB SELAS, FRN, 3M EURIBOR +
3.00%, 3.00%, 2/9/28 (EUR)  25 25
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.50%, 5.00%, 9/29/28  95 91
Curia Global, FRN, 1M USD LIBOR +
3.75%, 4.988%, 8/30/26  109 105
Diacine France, FRN, 3M EURIBOR +
3.50%, 3.50%, 12/13/24 (EUR)  30 31
Eyecare Partners, FRN, 1M USD
LIBOR + 3.75%, 4.655%, 11/15/28  60 56
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 5.006%, 10/1/27  416 406
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 4.961%, 4/30/25  169 162
ICON Luxembourg, FRN, 1M USD
LIBOR + 2.25%, 3.313%, 7/3/28  104 103
Insulet, FRN, 1M USD LIBOR + 3.25%,
4.31%, 5/4/28  114 111
Jazz Financing, FRN, 1M USD LIBOR +
3.50%, 4.56%, 5/5/28  75 73
Loire Finco Luxembourg, FRN, 1M
USD LIBOR + 3.25%, 4.31%, 4/21/27  11 11
Maravai Intermediate Holdings,
FRN, 1M TSFR + 3.00%, 3.137%,
10/29/27 (2) 119 116
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 5.31%, 8/31/26  158 148
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 9.31%, 8/30/27  120 114
Medline Borrower, FRN, 1M USD
LIBOR + 3.25%, 4.31%, 10/23/28  90 87
Par/Shares $ Value
(Amounts in 000s)
‡
National Mentor Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.782%, 3/2/28  64 57
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 8.26%, 3/2/29  95 88
Netsmart, FRN, 1M USD LIBOR +
4.00%, 5.06%, 10/1/27  94 91
One Call, FRN, 1M USD LIBOR +
5.50%, 6.688%, 4/22/27 (2) 129 111
Organon, FRN, 1M USD LIBOR +
3.00%, 3.563%, 6/2/28  175 170
Pacific Dental Services, FRN, 1M USD
LIBOR + 3.25%, 4.125%, 5/5/28  50 48
Padagis, FRN, 1M USD LIBOR +
4.75%, 5.719%, 7/6/28  95 92
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 4.756%, 3/31/27  83 79
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 4.56%, 2/14/25  445 428
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.25%, 4.31%, 11/15/28  95 92
Phoenix Newco, FRN, 3M USD LIBOR
+ 6.50%, 7.56%, 11/15/29  155 151
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 4.31%, 3/10/28  64 62
Radiology Partners, FRN, 1M USD
LIBOR + 4.25%, 5.196%, 7/9/25  70 65
Roar BidCo, FRN, 3M EURIBOR +
3.25%, 3.25%, 2/17/28 (EUR)  45 46
SAM Bidco, FRN, 1M USD LIBOR +
3.25%, 4.256%, 12/13/24  60 58
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 5.00%, 10/5/27  70 67
Southern Veterinary Partners, FRN,
1M USD LIBOR + 7.75%, 8.756%,
10/5/28 (2) 25 24
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.75%, 4.756%, 10/1/26  69 67
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.60%, 8/31/26  178 170
U.S. Radiology Specialists, FRN, 1M
USD LIBOR + 5.25%, 5.75%, 12/15/27  159 149
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 5.06%, 8/27/25  134 131
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 5.06%, 10/22/26  129 126
Western Dental Services, FRN,
1M USD LIBOR + 4.50%, 5.183%,
8/5/28 (4) 95 91
4,797
Information Technology 10.1%
Applied Systems, FRN, 1M USD LIBOR
+ 2.00%, 4.016%, 9/19/24  114 111
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 6.506%, 9/19/25 (3) 123 120
AppLovin, FRN, 1M USD LIBOR +
3.00%, 4.06%, 10/25/28  40 39
Arches Buyer, FRN, 1M USD LIBOR +
3.25%, 4.31%, 12/6/27 (3) 84 79
Barracuda Networks, FRN, 1M USD
LIBOR + 6.75%, 7.989%, 10/30/28  33 33

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 4.81%, 10/2/25  85 81
Concorde, FRN, 3M EURIBOR +
4.00%, 4.00%, 3/1/28 (EUR)  30 31
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 5.273%, 5/13/27  94 91
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/1/28  90 85
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 4.756%, 11/9/27  134 129
Entegris, FRN, 1M TSFR + 3.00%,
3/2/29 (3) 195 192
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 4.31%, 7/30/27  138 134
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.81%, 7/31/28  120 119
Genesys Cloud Services Holdings II,
FRN, 1M USD LIBOR + 4.00%, 5.06%,
12/1/27  129 125
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 4.56%, 7/1/24  25 24
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 7.31%, 7/7/25  53 53
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 8.06%, 3/2/29  70 68
Magnite, FRN, 1M USD LIBOR +
5.00%, 6.06%, 4/28/28 (2) 89 86
McAfee, FRN, 1M TSFR + 4.00%,
4.842%, 2/3/29  125 118
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 4.81%, 9/13/24  233 225
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 7.31%, 2/23/29  50 48
MH Sub I, FRN, 3M USD LIBOR +
3.50%, 4.56%, 9/13/24  119 115
Mitchell International, FRN, 1M USD
LIBOR + 6.50%, 7.436%, 10/15/29  150 145
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 5.006%, 12/17/27 (3) 99 96
RealPage, FRN, 1M USD LIBOR +
3.25%, 4.31%, 4/24/28  199 190
RealPage, FRN, 3M USD LIBOR +
6.50%, 7.56%, 4/23/29  170 166
Shutterfly, FRN, 1M USD LIBOR +
5.00%, 6.06%, 9/25/26  38 33
Sophia, FRN, 1M TSFR + 4.25%,
4.95%, 10/7/27  50 49
Sophia, FRN, 1M USD LIBOR + 3.25%,
4.256%, 10/7/27  198 190
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 5.403%, 8/11/28 (4) 75 72
3,047
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 4.75%, 5.625%, 2/2/26  74 70
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 4.81%, 2/2/26  40 37
Playa Resorts Holding, FRN, 3M USD
LIBOR + 2.75%, 3.81%, 4/29/24  87 84
191
Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing 3.8%
AZZ, FRN, 1M TSFR + 4.35%, 5.384%,
5/6/29 (2) 25 24
Deliver Buyer, FRN, 1M USD LIBOR +
5.00%, 6.006%, 5/1/24 (2) 89 89
Engineered Machinery Holdings, FRN,
1M USD LIBOR + 3.75%, 4.756%,
5/19/28  114 109
Engineered Machinery Holdings, FRN,
1M USD LIBOR + 6.00%, 7.006%,
5/21/29  160 156
Engineered Machinery Holdings, FRN,
1M USD LIBOR + 6.50%, 7.506%,
5/21/29  95 93
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 3.75%,
5/21/28 (EUR)  40 40
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 4.56%, 10/21/28  159 152
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 3/31/25 (3) 45 43
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 7.81%, 9/6/26  60 56
Madison IAQ, FRN, 1M USD LIBOR +
3.25%, 4.524%, 6/21/28  69 66
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 5.056%, 8/31/28 (3)(4) 215 207
Robertshaw U.S. Holding, FRN, 3M
USD LIBOR + 3.50%, 4.563%, 2/28/25  74 60
SRAM, FRN, 1M USD LIBOR + 2.75%,
3.395%, 5/18/28  57 55
1,150
Metals & Mining 0.3%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 4.796%, 10/12/28 (2) 75 71
TMS International, FRN, 1M USD
LIBOR + 2.75%, 3.93%, 8/14/24 (2) 30 28
99
Publishing 0.2%
Cengage Learning, FRN, 1M USD
LIBOR + 4.75%, 5.75%, 7/14/26  75 71
71
Real Estate Investment Trust
Securities 0.3%
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 4.375%, 9/1/27 (2)(3) 95 93
93
Restaurants 0.7%
IRB Holding, FRN, 1M TSFR + 3.00%,
3.892%, 12/15/27  42 40
IRB Holding, FRN, 1M USD LIBOR +
2.75%, 2/5/25 (3) 40 38
MIC Glen, FRN, 1M USD LIBOR +
6.75%, 7.55%, 7/20/29  35 33
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 4.56%, 2/5/27  91 87
198
Retail 1.4%
At Home Group, FRN, 1M USD LIBOR
+ 4.00%, 4.967%, 7/24/28  60 51

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 4.345%, 11/8/27  84 81
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 7.595%, 11/6/28  105 101
PetSmart, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/11/28  204 191
424
Satellites 1.4%
Gogo Intermediate Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.989%, 4/30/28  94 91
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 3.56%, 11/4/26  185 180
Xplornet Communications, FRN, 1M
USD LIBOR + 4.00%, 5.06%, 10/2/28  119 109
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 8.06%,
10/1/29 (2) 50 46
426
Services 10.3%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 5.56%,
10/28/27  83 77
AG Group Holdings, FRN, 1M TSFR +
4.00%, 4.50%, 12/29/28  65 62
AI Aqua Merger Sub, FRN, 1M TSFR +
3.75%, 4.545%, 7/31/28  70 67
AI Aqua Merger Sub, FRN, 1M TSFR +
4.00%, 7/30/28 (3) 70 66
Albion Acquisitions, FRN, 1M USD
LIBOR + 5.25%, 5.75%, 8/17/26  140 135
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 4.81%, 5/12/28  30 28
Anticimex Global, FRN, 1M USD
LIBOR + 3.50%, 5.098%, 11/16/28 (3) 90 86
Anticimex Global, FRN, 1M USD
LIBOR + 4.00%, 5.598%, 11/16/28 (2)
(3) 40 39
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 4.56%, 12/11/28  180 170
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 6.81%, 11/18/29  265 251
Broom Holdings Bidco, FRN, 1M
EURIBOR + 3.75%, 3.75%, 8/24/28
(EUR) (3) 60 62
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 7.56%, 6/4/29 (2) 130 113
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
7.81%, 3/30/29  65 64
EG America, FRN, 1M USD LIBOR +
4.25%, 5.256%, 3/31/26  69 66
EG America, FRN, 3M USD LIBOR +
4.00%, 5.006%, 2/7/25  176 169
EG Finco, FRN, 3M EURIBOR + 7.00%,
7.00%, 4/30/27 (EUR)  45 45
EP Purchaser, FRN, 1M USD LIBOR +
3.50%, 4.506%, 11/6/28  65 63
Mermaid Bidco, FRN, 1M USD LIBOR
+ 3.50%, 4.786%, 12/22/27  69 66
Par/Shares $ Value
(Amounts in 000s)
‡
Renaissance Holdings, FRN, 1M TSFR
+ 4.50%, 5.242%, 3/16/27  25 24
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 4.31%, 5/30/25  35 34
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 8.06%, 5/29/26  75 73
Skopima Consilio Parent, FRN, 1M
USD LIBOR + 4.00%, 5.06%, 5/12/28  164 155
Staples, FRN, 3M USD LIBOR + 5.00%,
6.286%, 4/16/26  162 147
Travel Leaders Group, FRN, 3M USD
LIBOR + 4.00%, 5.06%, 1/25/24  64 58
TruGreen, FRN, 1M USD LIBOR +
4.00%, 5.06%, 11/2/27  30 29
TruGreen, FRN, 1M USD LIBOR +
8.50%, 9.56%, 11/2/28 (2) 30 29
UKG, FRN, 1M USD LIBOR + 3.25%,
4.212%, 5/4/26  319 307
UKG, FRN, 1M USD LIBOR + 5.25%,
6.212%, 5/3/27  515 493
White Cap Buyer, FRN, 1M TSFR +
3.75%, 4.784%, 10/19/27  119 113
3,091
Utilities 2.0%
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 8/1/25 (3) 105 101
Constellation Renewables, FRN, 1M
USD LIBOR + 2.50%, 4.08%, 12/15/27  84 82
Covanta Holding, FRN, 1M USD LIBOR
+ 2.50%, 3.56%, 11/30/28  85 83
PG&E, FRN, 1M USD LIBOR + 3.00%,
4.063%, 6/23/25  195 189
TerraForm Power Operating, FRN, 1M
TSFR + 1.31%, 4.061%, 5/30/29  135 132
587
Wireless Communications 2.6%
Asurion, FRN, 1M USD LIBOR +
3.25%, 4.31%, 12/23/26  41 38
Asurion, FRN, 1M USD LIBOR +
3.25%, 4.31%, 7/31/27  39 37
Asurion, FRN, 1M USD LIBOR +
5.25%, 6.31%, 1/31/28  316 283
Asurion, FRN, 1M USD LIBOR +
5.25%, 6.31%, 1/20/29  220 197
CCI Buyer, FRN, 1M TSFR + 4.00%,
4.75%, 12/17/27  208 199
CD&R Firefly Bidco, FRN, 3M GBP
LIBOR + 8.25%, 8.334%, 6/1/26
(GBP) (2) 30 38
792
Total Bank Loans (Cost $25,847) 24,892
CONVERTIBLE PREFERRED STOCKS 0.2%
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $34 (5)(6) — 34
34

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Utilities 0.1%
American Electric Power, 6.125%,
8/15/23  1 34
34
Total Convertible Preferred Stocks
(Cost $64) 68
CORPORATE BONDS 7.0%
Airlines 1.0%
American Airlines, 5.50%, 4/20/26 (7) 120 119
American Airlines, 11.75%, 7/15/25 (7) 150 170
289
Automotive 1.0%
Adient U.S., 9.00%, 4/15/25 (7) 5 5
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 7.177%, 10/15/26 (7) 305 290
295
Broadcasting 0.2%
Univision Communications, 9.50%,
5/1/25 (7) 50 52
52
Cable Operators 0.4%
DISH DBS, 5.25%, 12/1/26 (7) 60 51
Radiate Holdco, 4.50%, 9/15/26 (7) 85 78
129
Chemicals 0.1%
Kobe U.S. Midco 2, (9.25% Cash or
10.00% PIK), 9.25%, 11/1/26 (7)(8) 30 29
29
Energy 0.5%
NGL Energy Operating, 7.50%,
2/1/26 (7) 118 111
NGL Energy Partners, 7.50%, 11/1/23  48 44
155
Entertainment & Leisure 0.4%
Deuce Finco, FRN, 3M EURIBOR +
4.75%, 4.75%, 6/15/27 (EUR) (7) 100 95
Royal Caribbean Cruises, 9.125%,
6/15/23 (7) 15 15
110
Financial 0.8%
Acrisure, 10.125%, 8/1/26 (7) 90 92
Advisor Group Holdings, 10.75%,
8/1/27 (7) 70 73
Aretec Escrow Issuer, 7.50%,
4/1/29 (7) 45 40
GTCR AP Finance, 8.00%, 5/15/27 (7) 47 47
252
Health Care 0.7%
Becton Dickinson & Company, FRN,
3M USD LIBOR + 1.03%, 1.613%,
6/6/22  25 25
CHS, 6.875%, 4/15/29 (7) 60 47
CHS, 8.00%, 12/15/27 (7) 35 35
Team Health Holdings, 6.375%,
2/1/25 (7) 65 49
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Renal Care, 10.625%, 7/15/27 (7) 85 62
218
Information Technology 0.4%
Arches Buyer, 4.25%, 6/1/28 (7) 15 13
Photo Holdings Merger Sub, 8.50%,
10/1/26 (7) 111 95
108
Satellites 0.3%
Intelsat Jackson Holdings, 6.50%,
3/15/30 (7) 105 98
98
Services 0.8%
Adtalem Global Education, 5.50%,
3/1/28 (7) 81 75
Allied Universal Holdco, 9.75%,
7/15/27 (7) 120 112
Sabre GLBL, 9.25%, 4/15/25 (7) 45 46
233
Utilities 0.4%
Vistra, VR, 7.00% (7)(9)(10) 140 135
135
Total Corporate Bonds (Cost $2,285) 2,103
SHORT-TERM INVESTMENTS 7.6%
Money Market Funds 7.5%
T. Rowe Price Government Reserve
Fund, 0.66% (11)(12) 2,260 2,260
2,260
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.995%,
8/11/22 (13) 25 25
25
Total Short-Term Investments (Cost
$2,285) 2,285
Total Investments in
Securities 97.5%
(Cost $30,481) $ 29,348
Other Assets Less Liabilities 2.5% 748
Net Assets 100.0% $ 30,096

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this loan is unsettled as of May 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2022, were $113 and were valued at $112 (0.4% of net assets).
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $34 and represents 0.1% of net assets.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,034 and represents
6.8% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
(13) At May 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Total Return Swaps (0.1)%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 0.290% (SOFR) at Maturity, 9/20/22 225 (5) — (5)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 0.928% (3M USD LIBOR) at Maturity, 6/21/22 90 (4) — (4)
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 0.290% (SOFR) at Maturity, 6/21/22 120 (6) — (6)
Total Bilateral Total Return Swaps — (15)
Total Bilateral Swaps — (15)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 * 10 — — —
Total Centrally Cleared Credit Default Swaps, Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ —
*
Credit ratings as of May 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $(1).

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 7/22/22 USD 42 GBP 32 $ 2
Barclays Bank 8/19/22 USD 306 EUR 293 (10)
BNP Paribas 8/19/22 USD 165 EUR 157 (5)
Canadian Imperial Bank of Commerce 7/22/22 USD 145 CAD 183 1
State Street 8/19/22 USD 204 EUR 193 (5)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (17)

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.66% $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
05/31/22
T. Rowe Price Government Reserve Fund, 0.66% $ 5,163  ¤  ¤ $ 2,260^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,260.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2022, totaled $(70,000) for the period ended May 31, 2022. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 2,103 $ — $ 2,103
Bank Loans — 23,318 1,574 24,892
Convertible Preferred Stocks — 68 — 68
Short-Term Investments 2,260 25 — 2,285
Total Securities 2,260 25,514 1,574 29,348
Forward Currency Exchange Contracts — 3 — 3
Total $ 2,260 $ 25,517 $ 1,574 $ 29,351
Liabilities
Swaps* $ — $ 15 $ — $ 15
Forward Currency Exchange Contracts — 20 — 20
Total $ — $ 35 $ — $ 35
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of May 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
($000s)
Beginning
Balance
2/28/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/22
Investment in Securities
Bank Loans $ 1,376 $ (74) $ 183 $ (392) $ 761 $ (280) $ 1,574
Total $ 1,376 $ (74) $ 183 $ (392) $ 761 $ (280) $ 1,574